SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information on the cover page. High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 23 for further information.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
   Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries). Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities. The following information replaces similar information found in "Who May Want to Invest" on page 4.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T or Class B shares.




























The following information replaces similar information regarding Equity Growth found in "Expenses" on page 5.
EQUITY GROWTH   Management fee              0.61%   After 1     $ 8
                                                    year

                12b-1 fee (Distribution    None     After 3     $ 25
                fee)                                years

                Other expenses              0.18%   After 5     $ 44
                                                    years

                Total operating expenses    0.79%   After 10    $ 98
                                                    years

The following footnotes replace similar footnotes found in "Expenses" on page 5.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE 0.50% AND TOTAL OPERATING EXPENSES WOULD BE 1.06%.
The following information replaces similar information found in the "Charter" section on page 21.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 21.
John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 22.
George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. government investments for Advisor Government Investment. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed income trader and portfolio manager. Effective October 1, 1997, the following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 22.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 23.
As of May 31, 1997, approximately 44.14% and 28.67% of California Municipal Income's and New York Municipal Income's total outstanding shares, respectively, were held by an FMR affiliate. Therefore based on his membership in this family group, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares of California Municipal Income and New York Municipal Income.
The following information replaces similar information found in "Investment Principles and Risks" on page 26.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
The following information replaces similar information found under the heading "Equity Securities" in the "Securities and Investment Practices" section on page 27.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies.
The following information replaces similar information found under the heading "Debt Securities" in the "Securities and Investment Practices" section on page 29.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
The following information replaces similar information found under the heading "Cash Management" in the "Securities and Investment Practices" section on page 30.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to invest in repurchase agreements.
The following information replaces similar information found under the heading "Diversification" in the "Securities and Investment Practices" section on page 31.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section beginning on page 31.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33. Investment performance for Growth Opportunities and Strategic Opportunities will be represented by the average performance of all classes of the fund, weighted according to their average assets for each month.
The following information replaces similar information regarding Equity Growth found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
       Group     Individual   Total
      Fee Rate    Fund Fee
                  Rate        Manageme
                              nt
                              Fee

Equity Growth    0.30%    0.30%     0.61%

The following footnotes replace similar footnotes found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
[A] ESTIMATED
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61% FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.55%.
The following information supplements the information found in "Exchange Restrictions" on page 43.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.

SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDS INSTITUTIONAL CLASS MARCH 24,1997 PROSPECTUS
The following information replaces similar information found in "Who May Want to Invest" on page 3.
   Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries). Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions and program requirements. In addition, Institutional Class shares are available through certain intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds and may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. You may obtain more information about Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The following information replaces similar information relating to Natural Resources found in "Expenses" on page 4.
NATURAL RESOURCES   Management fee     0.60%

                    12b-1 fee          None

                    Other expenses     0.72%

                    Total operating    1.32%
                    expenses

The following footnote replaces similar footnotes found in "Expenses" on page 4.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The following information replaces similar information found in "Charter" on page 14.
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Consumer Industries, Cyclical Industries, Health Care, Technology, and Utilities Growth are non-diversified funds and Financial Services is a diversified fund of Fidelity Advisor Series VII, a Massachusetts business trust organized on March 21, 1980. Natural Resources is a non-diversified fund of Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Each trust is an open-end management company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 14.
Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 14.
Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 14.
Nick Thakore is manager of Advisor Utilities Growth, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania.
The following information replaces similar information found in "Investment Principles and Risks" section on page 15.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The following information replaces similar information found in the "Securities and Investment Practices" section beginning on page 16.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, Financial Services may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund (except Financial Services) is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
The following information replaces similar information in "Fundamental Investment Policies and Restrictions" section on page 18.
EACH FUND (except Natural Resources) seeks capital appreciation.
Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
The following information supplements the information found in "Exchange Restrictions" on page 28.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.